Consolidated Balance Sheet (Parenthetical) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Convertible notes payable discounts		$ 80,434	$ 3,099
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Series A Preferred Stock, Shares Issued	3,000,000	3,000,000	3,000,000
Series A Preferred Stock, Shares Outstanding	3,000,000	3,000,000	3,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares Issued	77,399,187	53,837,485	563,485
Common Stock, Shares Outstanding	77,399,187	53,837,485	563,485